Change in Benefit Obligations (Detail) - Foreign Postretirement Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 32,875	$ 24,958
Service cost	78	91	$ 251
Interest cost	1,140	1,235	1,005
Plan participants' contributions	26	44
Plan curtailments		359
Benefits paid	(1,111)	(68)
Actuarial (gain)/loss	(3,992)	8,270
Foreign currency exchange rate changes	(1,647)	(2,014)
Benefit obligation at end of year	27,369	32,875	$ 24,958
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	8,884
Service cost	618
Interest cost	159
Plan participants' contributions	216
Benefits paid	(1,146)
Actuarial (gain)/loss	81
Foreign currency exchange rate changes	(1,205)
Benefit obligation at end of year	$ 8,537	$ 8,884